Revenue and Expenses, Revenue by Operating Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)	$ 52,375	$ 44,950	$ 35,779
Lending-related fees	1,446	1,397	1,445
Other card fees	427	477	504
Total card fees	4,256	4,355	4,175
Mortgage banking	829	1,383	4,956
Net gains (losses) from trading activities	4,799	2,116	284
Net gains from debt securities	10	151	553
Net gains (losses) from equity securities	(441)	(806)	6,427
Lease income	1,237	1,269	996
Other	698	1,552	3,412
Total noninterest income	30,222	29,418	43,387
Total revenue	82,597	74,368	79,166
Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	4,694	5,316	5,475
Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	8,670	9,004	11,011
Trailing commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	904	989	1,200
Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,375	2,242	2,299
Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,649	1,439	2,354
Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,829	3,878	3,671
Credit card rewards and rebates [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other cost of revenue	2,600	2,200	1,600
Corporate [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)	(888)	(1,607)	(1,541)
Lending-related fees	0	0	(1)
Other card fees	0	0	0
Total card fees	2	0	0
Mortgage banking	0	(1)	(2)
Net gains (losses) from trading activities	94	178	(9)
Net gains from debt securities	(15)	146	509
Net gains (losses) from equity securities	(377)	(858)	5,929
Lease income	536	544	281
Other	339	1,285	2,718
Total noninterest income	431	1,192	10,710
Total revenue	(457)	(415)	9,169
Corporate [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(4)	0	5
Corporate [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	8	1,375
Corporate [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	(1)
Corporate [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(144)	(110)	(94)
Corporate [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2	0	0
Reconciling Items [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)	(420)	(436)	(427)
Lending-related fees	0	0	0
Other card fees	0	0	0
Total card fees	0	0	0
Mortgage banking	0	0	0
Net gains (losses) from trading activities	0	0	0
Net gains from debt securities	0	0	0
Net gains (losses) from equity securities	0	0	0
Lease income	0	0	0
Other	(1,776)	(1,575)	(1,187)
Total noninterest income	(1,776)	(1,575)	(1,187)
Total revenue	(2,196)	(2,011)	(1,614)
Reconciling Items [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Reconciling Items [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Reconciling Items [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Reconciling Items [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Reconciling Items [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Consumer Banking and Lending [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)	30,185	27,044	22,807
Lending-related fees	117	129	145
Other card fees	427	477	504
Total card fees	3,967	4,067	3,930
Mortgage banking	512	1,100	4,490
Net gains (losses) from trading activities	0	0	0
Net gains from debt securities	0	0	0
Net gains (losses) from equity securities	0	(5)	(2)
Lease income	0	0	0
Other	442	385	473
Total noninterest income	7,734	8,766	12,070
Total revenue	37,919	35,810	34,877
Consumer Banking and Lending [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,702	3,093	3,045
Consumer Banking and Lending [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Consumer Banking and Lending [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Consumer Banking and Lending [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(6)	(3)	(11)
Consumer Banking and Lending [Member] | Operating Segments [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,540	3,590	3,426
Commercial Banking [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)	10,034	7,289	4,960
Lending-related fees	531	491	532
Other card fees	0	0	0
Total card fees	223	224	196
Mortgage banking	0	0	0
Net gains (losses) from trading activities	(10)	(6)	0
Net gains from debt securities	25	5	44
Net gains (losses) from equity securities	(58)	64	132
Lease income	644	710	682
Other	927	910	655
Total noninterest income	3,415	3,631	3,589
Total revenue	13,449	10,920	8,549
Commercial Banking [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	998	1,131	1,285
Commercial Banking [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	74	42	10
Commercial Banking [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Commercial Banking [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	61	60	53
Commercial Banking [Member] | Operating Segments [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	223	224	196
Corporate and Investment Banking [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)	9,498	8,733	7,410
Lending-related fees	790	769	761
Other card fees	0	0	0
Total card fees	60	60	45
Mortgage banking	329	296	480
Net gains (losses) from trading activities	4,553	1,886	272
Net gains from debt securities	0	0	0
Net gains (losses) from equity securities	(4)	(5)	289
Lease income	57	15	33
Other	727	510	690
Total noninterest income	9,693	6,509	6,429
Total revenue	19,191	15,242	13,839
Corporate and Investment Banking [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	976	1,068	1,112
Corporate and Investment Banking [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	150	107	52
Corporate and Investment Banking [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	317	311	290
Corporate and Investment Banking [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,738	1,492	2,405
Corporate and Investment Banking [Member] | Operating Segments [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	60	60	45
Wealth and Investment Management [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)	3,966	3,927	2,570
Lending-related fees	8	8	8
Other card fees	0	0	0
Total card fees	4	4	4
Mortgage banking	(12)	(12)	(12)
Net gains (losses) from trading activities	162	58	21
Net gains from debt securities	0	0	0
Net gains (losses) from equity securities	(2)	(2)	79
Lease income	0	0	0
Other	39	37	63
Total noninterest income	10,725	10,895	11,776
Total revenue	14,691	14,822	14,346
Wealth and Investment Management [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	22	24	28
Wealth and Investment Management [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	8,446	8,847	9,574
Wealth and Investment Management [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,058	1,931	2,010
Wealth and Investment Management [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	1
Wealth and Investment Management [Member] | Operating Segments [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	$ 4	$ 4	$ 4